Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
8.	Long-Term Debt

The following table illustrates our debt portfolio as of March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
	(Dollars in Thousands)
6.75% Senior Notes, due July 2022	$360,000	$—
7.50% Senior Notes, due August 2020	225,000	225,000
9.125% Senior Notes, due April 2018	8,875	428,781
Term Note, due December 2017	37,500	—

Total debt	631,375	653,781

Less current portion	18,801	25,000

Total long-term debt	$612,574	$628,781

6.75% Senior Notes, due July 2022

On January 22, 2014, we issued $360.0 million aggregate principal amount of 6.75% Senior Notes due 2022 (6.75% Notes) pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 6.75% Notes offering plus a $40.0 million draw under the Secured Credit Agreement (as defined below) and cash on hand, were utilized to redeem $416.2 million aggregate principal amount of our outstanding 9.125% Notes due 2018 pursuant to a tender and consent solicitation offer commenced on January 7, 2014. See further discussion of the tender and consent solicitation offer below entitled “9.125% Senior Notes, due April 2018”.

The 6.75% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 6.75% Notes are jointly and severally guaranteed by all of our subsidiaries that guarantee indebtedness under our Secured Credit Agreement, our 7.50% Notes (as defined below) or our 9.125% Notes (as defined below, and collectively with the 7.50% Notes and the 6.75% Notes, the Senior Notes). Interest on the 6.75% Notes is payable on January 15 and July 15 of each year, beginning July 15, 2014. Debt issuance costs related to the 6.75% Notes of approximately $7.3 million ($7.1 million net of amortization as of March 31, 2014) are being amortized over the term of the notes using the effective interest rate method.

At any time prior to January 15, 2017, we may redeem up to 35 percent of the aggregate principal amount of the 6.75% Notes at a redemption price of 106.75 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after January 15, 2018, we may redeem all or a part of the 6.75% Notes upon appropriate notice, at a redemption price of 103.375 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning January 15, 2020. If we experience certain changes in control, we must offer to repurchase the 6.75% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness, (v) create or incur liens, (vi) enter into sale and leaseback transactions, (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as Events of Default. These covenants are subject to a number of important exceptions and qualifications.

7.50% Senior Notes, due August 2020

On July 30, 2013, we issued $225.0 million aggregate principal amount of 7.50% Senior Notes due 2020 (7.50% Notes) pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 7.50% Notes offering were primarily used to repay the $125.0 million aggregate principal amount of the Goldman Term Loan, to repay $45.0 million of Term Loan borrowings under our Secured Credit Agreement and for general corporate purposes.

The 7.50% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 7.50% Notes are jointly and severally guaranteed by all of our subsidiaries that guarantee indebtedness under our Secured Credit Agreement or any of our other series of Senior Notes. Interest on the 7.50% Notes is payable on February 1 and August 1 of each year, beginning February 1, 2014. Debt issuance costs related to the 7.50% Notes of approximately $5.5 million ($5.1 million, net of amortization as of March 31, 2014) are being amortized over the term of the notes using the effective interest rate method.

At any time prior to August 1, 2016, we may redeem up to 35 percent of the aggregate principal amount of the 7.50% Notes at a redemption price of 107.50 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after August 1, 2016, we may redeem all or a part of the 7.50% Notes upon appropriate notice, at a redemption price of 103.750 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning August 1, 2018. If we experience certain changes in control, we must offer to repurchase the 7.50% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as Events of Default. These covenants are subject to a number of important exceptions and qualifications.

9.125% Senior Notes, due April 2018

On March 22, 2010, we issued $300.0 million aggregate principal amount of 9.125% Senior Notes due 2018 (9.125% Notes) pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 9.125% Notes offering were primarily used to redeem the $225.0 million aggregate principal amount of our 9.625% Senior Notes due 2013 and to repay $42.0 million of borrowings under our senior secured revolving credit facility.

On April 25, 2012, we issued an additional $125.0 million aggregate principal amount of 9.125% Notes under the same indenture at a price of 104.0% of par, resulting in gross proceeds of $130.0 million. Net proceeds from the offering were utilized to refinance $125.0 million aggregate principal amount of the 2.125% Convertible Senior Notes due July 2012 (2.125% Notes).

On January 7, 2014, we commenced a tender and consent solicitation with respect to the 9.125% Notes. The tender offer price was $1,061.98, inclusive of a $30.00 consent payment, for each $1,000 principal amount of 9.125% Notes, plus accrued and unpaid interest. On January 22, 2014, we paid $453.7 million for the tendered 9.125% Notes, comprised of $416.2 million of aggregate principal amount of the 9.125% Notes, $25.8 million of tender and consent premiums and $11.7 million of accrued interest. In connection with the tender and consent solicitation, approximately $3.7 million of unamortized debt issuance premium and approximately $7.6 million of debt issuance costs were written off in the three months ended March 31, 2014. On April 1, 2014, we redeemed the remaining $8.8 million outstanding 9.125% Notes for a purchase price of $9.6 million, inclusive of a $0.4 million call premium and $0.4 million interest.

Amended and Restated Credit Agreement

On December 14, 2012, we entered into an Amended and Restated Credit Agreement (Secured Credit Agreement) consisting of a senior secured $80.0 million revolving facility (Revolver) and a senior secured term loan facility (Term Loan) of $50.0 million. The Secured Credit Agreement provides that, subject to certain conditions, including the approval of the Administrative Agent and the lenders’ acceptance (or additional lenders being joined as new lenders), the amount of the Term Loan or Revolver can be increased by an additional $50.0 million, so long as after giving effect to such increase, the aggregate commitments are not in excess of $180.0 million.

Our obligations under the Secured Credit Agreement are guaranteed by substantially all of our direct and indirect domestic subsidiaries other than immaterial subsidiaries and subsidiaries generating revenues primarily outside the United States, each of which has executed guaranty agreements, and are secured by first priority liens on our accounts receivable, specified barge rigs and rental equipment. The Secured Credit Agreement contains customary affirmative and negative covenants with which we were in compliance as of March 31, 2014 and December 31, 2013. The Secured Credit Agreement matures on December 14, 2017.

Revolver

Our Revolver is available for general corporate purposes and to support letters of credit. Interest on Revolver loans accrues at a Base Rate plus an Applicable Rate or LIBOR plus an Applicable Rate. Under the Secured Credit Agreement, the Applicable Rate varies from a rate per annum ranging from 2.50 percent to 3.00 percent for LIBOR rate loans and 1.50 percent to 2.00 percent for base rate loans, determined by reference to the consolidated leverage ratio (as defined in the Secured Credit Agreement). Revolving loans are available subject to a borrowing base calculation based on a percentage of eligible accounts receivable, certain specified barge drilling rigs and rental equipment of the Company and its subsidiary guarantors. There were no revolving loans outstanding at March 31, 2014 and December 31, 2013. Letters of credit outstanding against the Revolver as of March 31, 2014 and December 31, 2013 totaled $6.0 million and $4.6 million, respectively.

Term Loan

The Term Loan originated at $50.0 million on December 14, 2012 and requires quarterly principal payments of $2.5 million, which began March 31, 2013. Interest on the Term Loan accrues at a Base Rate plus 2.00 percent or LIBOR plus 3.00 percent. The outstanding balance on the Term Loan at December 31, 2013 was zero. and as of March 31, 2014 the remaining balance on the Term Loan was $37.5 million. We are no longer able to re-borrow amounts under the Term Loan.

Note 8 — Long-Term Debt

The following table illustrates the Company’s current debt portfolio as of December 31, 2013 and December 31, 2012:

	December 31,
	2013	2012
	(Dollars in Thousands)
7.50% Senior Notes, due August 2020	$225,000	$—
9.125% Senior Notes, due April 2018	428,781	429,205
Term Note — Effective interest rate of 3.21 percent at December 31, 2012	—	50,000

Total debt	653,781	479,205
Less current portion	25,000	10,000

Total long-term debt	$628,781	$469,205

As of December 31, 2013, we have no debt maturities prior to 2018. However, we have classified $25.0 million of 9.125% Senior Notes (9.125% Notes) due April 2018, as current debt as management intends to repay this debt prior to maturity. The aggregate maturities of long-term debt, including unamortized premiums of $3.8 million, for 2018 and thereafter is $628.8 million. Subsequent to December 31, 2013, we issued $360.0 million aggregate principal amount of 6.75% Senior Notes due 2022 (6.75% Notes). Net proceeds from the 6.75% Notes offering plus a $40.0 million draw on the Secured Credit Agreement and cash on hand, were utilized to redeem $416.2 million aggregate principal amount of our outstanding 9.125% Notes. After payment for the tendered notes, $8.8 million aggregate principal amount of our 9.125% Notes remains outstanding. At December 31, 2013 management had the ability and intent to refinance the 9.125% Notes. With the issuance of the 6.75% Notes and the $40.0 million borrowing on the Secured Credit Agreement, we refinanced $400.0 million of our long-term debt, which remains classified as long-term debt as of December 31, 2013. The remaining $25.0 million of 9.125% Notes is classified as current debt as management intends to repay this portion of the debt prior to maturity. See Note 21 — Subsequent Events, for further discussion.

7.50% Senior Notes, due August 2020

On July 30, 2013, we issued $225.0 million aggregate principal amount of 7.50% Notes pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 7.50% Notes offering were primarily used to repay the $125.0 million aggregate principal amount of the Goldman Term Loan, to repay $45.0 million of Term Loan borrowings under our Secured Credit Agreement and for general corporate purposes.

The 7.50% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 7.50% Notes are jointly and severally guaranteed by all of our subsidiaries that guarantee indebtedness under our Secured Credit Agreement Interest on the 7.50% Notes is payable on February 1 and August 1 of each year, beginning February 1, 2014. Debt issuance costs related to the 7.50% Notes were $5.3 million ($5.1 million, net of amortization as of December 31, 2013) and will be amortized over the term of the notes using the effective interest rate method.

At any time prior to August 1, 2016, we may redeem up to 35 percent of the aggregate principal amount of the 7.50% Notes at a redemption price of 107.50 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after August 1, 2016, we may redeem all or a part of the 7.50% Notes upon appropriate notice, at a redemption price of 103.750 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning August 1, 2018. If we experience certain changes in control, we must offer to repurchase the 7.50% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as Events of Default. These covenants are subject to a number of important exceptions and qualifications.

9.125% Senior Notes, due April 2018

On March 22, 2010, we issued $300.0 million aggregate principal amount of 9.125% Notes pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 9.125% Notes offering were primarily used to redeem the $225.0 million aggregate principal amount of our 9.625% Senior Notes due 2013 and to repay $42.0 million of borrowings under our Secured Credit Agreement.

On April 25, 2012, we issued an additional $125.0 million aggregate principal amount of 9.125% Notes under the same indenture at a price of 104.0 percent of par, resulting in gross proceeds of $130.0 million. Net proceeds from the offering were utilized to refinance $125.0 million aggregate principal amount of the 2.125% Convertible Notes due July 2012. We repurchased $122.9 million aggregate principal amount of the 2.125% Convertible Notes tendered pursuant to a tender offer on May 9, 2012 and paid off the remaining $2.1 million at their stated maturity on July 15, 2012.

The 9.125% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 9.125% Notes are jointly and severally guaranteed by substantially all of our direct and indirect subsidiaries other than immaterial subsidiaries and subsidiaries generating revenues primarily outside the United States. Interest on the 9.125% Notes is payable on April 1 and October 1 of each year. Debt issuance costs related to the 9.125% Notes of approximately $11.6 million ($7.7 million, net of amortization) are being amortized over the term of the notes using the effective interest rate method.

On January 7, 2014, we commenced a tender and consent solicitation with respect to the 9.125% Notes. The tender offer price was $1,061.98, inclusive of a $30.00 consent payment, for each $1,000 principal amount of 9.125% Notes, plus accrued and unpaid interest. On January 22, 2014, we paid $453.7 million for the tendered 9.125% Notes, comprised of $416.2 million of aggregate principal amount of the 9.125% Notes, $25.8 million of tender and consent premiums and $11.7 million of accrued interest. After payment for the tendered 9.125% Notes, $8.8 million aggregate principal amount of our 9.125% Notes remains outstanding.

At any time after to April 1, 2014, we may redeem all or a part of the 9.125% Notes upon appropriate notice, at a redemption price of 104.563 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning April 1, 2016. If we experience certain changes in control, we must offer to repurchase the 9.125% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

On January 24, 2014, the Indenture was amended to remove most of the restrictions on our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. The Indenture also was amended to remove certain restrictive covenants designating certain events as Events of Default. Additionally, the remaining restrictive covenants are subject to a number of important exceptions and qualifications.

Goldman Term Loan

In connection with the ITS Acquisition described in Note 2, Acquisition of ITS, on April 18, 2013, we entered into the $125 million Goldman Term Loan. The Goldman Term Loan was repaid on July 30, 2013 with net proceeds from issuance of the 7.50% Notes. In connection with the repayment of the Goldman Term Loan we incurred debt extinguishment costs of $5.2 million.

2.125% Convertible Senior Notes, due July 2012

On July 5, 2007, we issued $125.0 million aggregate principal amount of 2.125% Convertible Notes. As noted above, on May 9, 2012, we repurchased $122.9 million aggregate principal amount of the 2.125% Convertible Notes pursuant to a tender offer. The tender offer price was $1,003.27 for each $1,000 principal amount of 2.125% Convertible Notes, plus accrued and unpaid interest. This repurchase resulted in the recording of debt extinguishment costs of $1.8 million related to the accelerated amortization of both the unamortized debt issuance costs and debt discount associated with the 2.125% Convertible Notes. The remaining $2.1 million aggregate principal amount of non-tendered 2.125% Convertible Notes was subsequently paid off at their stated maturity on July 15, 2012.

Amended and Restated Credit Agreement

On December 14, 2012, we entered into an Amended and Restated Credit Agreement (Secured Credit Agreement) consisting of a senior secured $80.0 million Revolver and senior secured term loan facility (Term Loan) of $50.0 million. The Secured Credit Agreement amended and restated the Prior Credit Agreement. We entered into the Secured Credit Agreement to extend its maturity from May 14, 2013 to December 14, 2017 and to decrease the range of Applicable Rates under our Revolver. The Secured Credit Agreement provides that, subject to certain conditions, including the approval of the Administrative Agent and the lenders’ acceptance (or additional lenders being joined as new lenders), the amount of the Term Loan or Revolver can be increased by an additional $50.0 million, so long as after giving effect to such increase, the Aggregate Commitments shall not be in excess of $180.0 million.

Our obligations under the Secured Credit Agreement are guaranteed by substantially all of our domestic subsidiaries, each of which has executed guaranty agreements; and are secured by first priority liens on our accounts receivable, specified barge rigs and rental equipment. The Secured Credit Agreement contains customary affirmative and negative covenants with which we were in compliance as of December 31, 2013 and December 31, 2012. The Secured Credit Agreement terminates on December 14, 2017.

On July 19, 2013, we entered into an amendment to our Secured Credit Agreement which, among other things, permits us or any of our subsidiaries (other than certain immaterial subsidiaries) to incur indebtedness pursuant to additional unsecured senior notes in an aggregate principal amount not to exceed $250.0 million at any one time outstanding; provided that any such notes shall (x) have a scheduled maturity occurring after the maturity date of our Secured Credit Agreement, (y) contain terms (including covenants and events of default) no more restrictive, taken as a whole, to us and our subsidiaries than those contained in our Secured Credit Agreement and (z) have no scheduled amortization, no sinking fund requirements and no maintenance financial covenants. In addition, pursuant to the amendment, and subject to the terms and conditions set forth in the Secured Credit Agreement, to the extent we repay the principal amount of Term Loans outstanding under our Secured Credit Agreement, until April 30, 2014 we may re-borrow, in the form of additional term loans, up to $45.0 million of the principal amount of such outstanding term loans we have repaid, provided that such $45.0 million borrowing amount will decrease by $2.5 million at the end of each quarter beginning September 30, 2013 and ending March 31, 2014, such that the borrowing availability on December 31, 2013 was $40.0 million and on April 30, 2014 would be $37.5 million.

Revolver

Our Revolver is available for general corporate purposes and to support letters of credit. Interest on Revolver loans accrues at a Base Rate plus an Applicable Rate or LIBOR plus an Applicable Rate. Under the Secured Credit Agreement, the Applicable Rate varies from a rate per annum ranging from 2.50 percent to 3.00 percent for LIBOR rate loans and 1.50 percent to 2.00 percent for base rate loans, determined by reference to the consolidated leverage ratio (as defined in the Secured Credit Agreement). Under the Prior Credit Agreement, the Applicable Rate varied from a rate per annum ranging from 2.75 percent to 3.25 percent for LIBOR rate loans and 1.75 percent to 2.25 percent for base rate loans. Revolving loans are available subject to a borrowing base calculation based on a percentage of eligible accounts receivable, certain specified barge drilling rigs and rental equipment of the Company and its subsidiary guarantors. There were no revolving loans outstanding at December 31, 2013 and December 31, 2012. Letters of credit outstanding as of December 31, 2013 and December 31, 2012 totaled $4.6 million and $4.5 million, respectively.

Term Loan

The Term Loan originated at $50.0 million on December 14, 2012 and requires quarterly principal payments of $2.5 million beginning March 31, 2013. Interest on the Term Loan accrues at a Base Rate plus 2.00 percent or LIBOR plus 3.00 percent. The Prior Credit Agreement required quarterly principal payments of $6.0 million, and interest accrued at a Base Rate plus 2.25 percent or LIBOR plus 3.25 percent. The were no borrowings on the Term Loan at December 31, 2013. The outstanding balance under the Term Loan as of December 31, 2012 was $50.0 million.